Organization and Nature of Operations (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Organization and Nature of Operations [Abstract]
Schedule of purchase price of the acquisition
Allocation
Tangible Assets Acquired:
Net working capital	$(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Licenses and trademarks
Brain Scientific Trade Name	133,000
MemoryMD Trade Name	504,000
NeuroCap Trade Name	188,000
Neuro EEG Trade Name	11,000
Patent products
NeuroCap Developed Technology	10,242,000
NeuroEEG Developed Technology	35,000
Net Intangible Assets Acquired	$11,113,000

Total Fair Value of Assets Acquired	$9,919,501

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,987,152
Loans forgiven	605,311
Total consideration	$10,832,685

Goodwill	$913,184

Tangible Assets Acquired:	Allocation

Net working capital	(1,186,622)
Right of use asset	40,093
Lease liability	(46,970)
Net Tangible Assets Acquired	$(1,193,499)

Intangible Assets Acquired:
Brain Scientific Trade Name	133,000
MemoryMD Trade Name	533,000
Neurocap Trade Name	188,000
Neuro EEG Trade Name	11,000
Customer Relationships	(29,000)
NeuroCap Developed Technology	10,242,000
NeuroEEG Developed Technology	35,000
Total Fair Value of Assets Acquired	$11,113,000

Consideration:
Fair value of equity received	7,240,222
Liabilities assumed	2,978,152
Loans forgiven	605,311
Goodwill	$913,184